Equity Award Plans - Schedule of Options Outstanding by Exercise Price (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 0.06
Exercise price, upper range	$ 42.37
Options outstanding, number	27,422
Options outstanding, weighted-average remaining contractual life	8 years 3 months 18 days
Options outstanding, weighted-average exercise price	$ 5.82
Options exercisable, number	8,673
Options exercisable, weighted-average exercise price	$ 1.59
Exercise Price $0.06 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 0.06
Exercise price, upper range	$ 0.06
Options outstanding, number	22
Options outstanding, weighted-average remaining contractual life	2 years 8 months 12 days
Options outstanding, weighted-average exercise price	$ 0.06
Options exercisable, number	22
Options exercisable, weighted-average exercise price	$ 0.06
Exercise Price $0.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 0.07
Exercise price, upper range	$ 0.07
Options outstanding, number	3,045
Options outstanding, weighted-average remaining contractual life	6 years 2 months 12 days
Options outstanding, weighted-average exercise price	$ 0.07
Options exercisable, number	2,926
Options exercisable, weighted-average exercise price	$ 0.07
Exercise Price $0.11 to $0.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 0.11
Exercise price, upper range	$ 0.95
Options outstanding, number	3,021
Options outstanding, weighted-average remaining contractual life	5 years 10 months 24 days
Options outstanding, weighted-average exercise price	$ 0.55
Options exercisable, number	2,392
Options exercisable, weighted-average exercise price	$ 0.54
Exercise Price $1.06 to $1.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 1.06
Exercise price, upper range	$ 1.65
Options outstanding, number	3,695
Options outstanding, weighted-average remaining contractual life	7 years 10 months 24 days
Options outstanding, weighted-average exercise price	$ 1.47
Options exercisable, number	1,497
Options exercisable, weighted-average exercise price	$ 1.45
Exercise Price $2.48 to $4.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 2.48
Exercise price, upper range	$ 4.68
Options outstanding, number	1,946
Options outstanding, weighted-average remaining contractual life	8 years 6 months
Options outstanding, weighted-average exercise price	$ 3.03
Options exercisable, number	553
Options exercisable, weighted-average exercise price	$ 3.06
Exercise Price $5.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 5.44
Exercise price, upper range	$ 5.44
Options outstanding, number	3,664
Options outstanding, weighted-average remaining contractual life	8 years 10 months 24 days
Options outstanding, weighted-average exercise price	$ 5.44
Options exercisable, number	312
Options exercisable, weighted-average exercise price	$ 5.44
Exercise Price $6.61 to $7.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 6.61
Exercise price, upper range	$ 7.92
Options outstanding, number	2,100
Options outstanding, weighted-average remaining contractual life	8 years 2 months 12 days
Options outstanding, weighted-average exercise price	$ 7.03
Options exercisable, number	970
Options exercisable, weighted-average exercise price	$ 6.91
Exercise Price $7.93 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 7.93
Exercise price, upper range	$ 7.93
Options outstanding, number	3,633
Options outstanding, weighted-average remaining contractual life	9 years 3 months 18 days
Options outstanding, weighted-average exercise price	$ 7.93
Options exercisable, number	0
Options exercisable, weighted-average exercise price	$ 7.93
Exercise Price $8.09 to $10.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 8.09
Exercise price, upper range	$ 10.25
Options outstanding, number	3,746
Options outstanding, weighted-average remaining contractual life	9 years 6 months
Options outstanding, weighted-average exercise price	$ 9.59
Options exercisable, number	0
Options exercisable, weighted-average exercise price	$ 0.00
Exercise Price $13.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 13.00
Exercise price, upper range	$ 13.00
Options outstanding, number	1,756
Options outstanding, weighted-average remaining contractual life	9 years 7 months 6 days
Options outstanding, weighted-average exercise price	$ 13.00
Options exercisable, number	1
Options exercisable, weighted-average exercise price	$ 13.00
Exercise Price $20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 20.00
Exercise price, upper range	$ 20.00
Options outstanding, number	367
Options outstanding, weighted-average remaining contractual life	9 years 8 months 12 days
Options outstanding, weighted-average exercise price	$ 20.00
Options exercisable, number	0
Options exercisable, weighted-average exercise price	$ 0.00
Exercise Price $38.33 to $38.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 38.33
Exercise price, upper range	$ 38.86
Options outstanding, number	328
Options outstanding, weighted-average remaining contractual life	9 years 10 months 24 days
Options outstanding, weighted-average exercise price	$ 38.52
Options exercisable, number	0
Options exercisable, weighted-average exercise price	$ 0.00
Exercise Price $42.37 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range	$ 42.37
Exercise price, upper range	$ 42.37
Options outstanding, number	99
Options outstanding, weighted-average remaining contractual life	9 years 9 months 18 days
Options outstanding, weighted-average exercise price	$ 42.37
Options exercisable, number	0
Options exercisable, weighted-average exercise price	$ 0.00